Summary of Significant Accounting Policies - Cash, Accounts Receivable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 0	$ 8,390		$ 792,416
Cash, cash equivalents and restricted cash		8,390	$ 15,842	792,416
TEMPO AUTOMATION INC
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	533,000	2,864,000	23,524,000	17,340,000
Restricted cash balance	320,000	320,000	320,000	406,000
Cash, cash equivalents and restricted cash	$ 853,000	3,184,000	$ 23,844,000	17,746,000	$ 23,869,000
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance for doubtful accounts		$ 400,000		$ 200,000